REVENUES (Revenues by Location) (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 25,704,880,250	$ 3,785,919,679	¥ 20,216,829,408
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,652,221,350		1,926,109,782
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	8,077,374,914		4,937,223,675
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	3,696,548,737		4,060,488,607
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,759,164,603		5,839,725,240
Rest of the world
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 3,519,570,646		¥ 3,453,282,104